Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRC	¥ (589,752)	$ (84,713)	¥ 142,077	¥ 242,820
Non-PRC	224,065	32,184	1,127,646	1,190,445
Income (Loss) before income taxes	(365,687)	(52,529)	1,269,723	1,433,265
Current income tax expenses	1,923	276	108,935	82,908
Deferred income tax (benefits) expenses	5,981	859	8,065	(25,306)
Income tax expenses	¥ 7,904	$ 1,135	¥ 117,000	¥ 57,602